Financial risk management objectives and policies - Disclosure of financial assets that are either past due or impaired (Details) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 86,514,680	$ 77,350,250
Financial assets included in prepayments, deposits and other receivables	21,916,382	24,872,391
Financial assets at amortised cost	2,894,957,866	7,207,543,515
Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in prepayments, deposits and other receivables	1,196,110	1,650,827
Due from immediate holding company	2,144,975,230	6,477,266,499
Not yet past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	136,065,738	197,309,175
Cash and bank balances	526,206,108	453,966,764
12-month expected credit losses [member] | Stage 1 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	21,545,865	21,165,253
Financial assets at amortised cost	2,829,989,051	7,151,358,518
12-month expected credit losses [member] | Stage 1 [member] | Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in prepayments, deposits and other receivables	1,196,110	1,650,827
Due from immediate holding company	2,144,975,230	6,477,266,499
12-month expected credit losses [member] | Stage 1 [member] | Not yet past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	136,065,738	197,309,175
Cash and bank balances	526,206,108	453,966,764
Lifetime expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	86,514,680	77,350,250
Lifetime expected credit losses [member] | Simplified approach [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	64,968,815	56,184,997
Financial assets at amortised cost	$ 64,968,815	$ 56,184,997